Earnings Per Share (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 216,319,000	$ 20,518,000	$ (26,964,000)
Effect of dilutive securities	1,738,000	1,822,000	0
Dilutive shares	236,735,000	239,794,000	248,349,000
Parent Company [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations	$ 222,500,000	$ 26,400,000	$ (27,000,000)
Employee Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	$ 23.46	$ 21.95	$ 22.07
Shares excluded from computation of earnings per share	4,600,000	7,900,000	10,000,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share			3,500,000